ETF Series Solutions
615 East Michigan Street | Milwaukee, Wisconsin 53202

December 24, 2014

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC  20549

Re:	ETF Series Solutions (the “Trust”) File Nos.: 333-179562 and 811-22668 Vident Core U.S. Equity Fund (S000043147)

Dear Sir or Madam:

On behalf of the Trust and its series, Vident Core U.S. Equity Fund (the “Fund”), attached please find a Preliminary Proxy Statement reflecting the proposals for which the Fund will solicit shareholder approval. The proposals include the approval of new advisory and sub-advisory agreements stemming from a change in sub-adviser and an anticipated change-in-control of the investment adviser; approval of a manager-of-managers structure for the Fund (for which an exemptive application has been submitted); and election of a trustee.  The election of the trustee will also be presented to the shareholders of each other series of the Trust through separate proxy statements expected to be filed in January 2015.

If you have any questions or require further information, please contact Michael Barolsky at (414) 765-5586 or michael.barolsky@usbank.com.

Sincerely,

/s/ Michael D. Barolsky
Michael D. Barolsky, Esq.
Vice President and Secretary